Document and Entity Information	Jul. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2021
Entity Registrant Name	Stamps.com Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26427
Entity Tax Identification Number	77-0454966
Entity Address, Address Line One	1990 E. Grand Avenue
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	482-5800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001082923
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	STMP
Security Exchange Name	NASDAQ